Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2009-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2009

A.	DATES					Begin	End	# days
1	Payment Date						1/15/2010
2	Collection Period					12/1/2009	12/31/2009	31
3	Monthly Interest Period-Actual					12/15/2009	1/14/2010	31
4	Monthly Interest - Scheduled					12/15/2009	1/14/2010	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	320,740,000.00	301,277,381.28	—	—	37,690,491.55	263,586,889.73	0.8218086
6	Class A-2 Notes	378,780,000.00	378,780,000.00	—	—	—	378,780,000.00	1.0000000
7	Class A-3 Notes	268,480,000.00	268,480,000.00	—	—	—	268,480,000.00	1.0000000
8	Class A-4 Notes	72,030,000.00	72,030,000.00	—	—	—	72,030,000.00	1.0000000
9	Total Class A Notes	1,040,030,000.00	1,020,567,381.28	0.00	0.00	37,690,491.55	982,876,889.73
10	Class B Notes	80,250,000.00	80,250,000.00				80,250,000.00	1.0000000

11	Total Notes	$1,120,280,000.00	1,100,817,381.28	$0.00	$0.00	$37,690,491.55	1,063,126,889.73

	Overcollateralization
12	Exchange Note	128,401,133.00	125,746,875.84				122,685,821.67
13	Series 2009-A Notes	35,330,194.00	30,904,501.28				41,045,505.33

14	Total Overcollateralization	$163,731,327.00	156,651,377.12				163,731,327.00

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
15	Class A-1 Notes	0.40263%	104,455.63	0.3256707	37,690,491.55	117.5110418	0.00
16	Class A-2 Notes	1.02000%	321,963.00	0.8500000	0.00	0.0000000	0.00
17	Class A-3 Notes	1.65000%	369,160.00	1.3750000	0.00	0.0000000	0.00
18	Class A-4 Notes	2.09000%	125,452.25	1.7416667	0.00	0.0000000	0.00
19	Total Class A Notes		921,030.88	0.8855811	37,690,491.55	36.2398119	0.00
20	Class B Notes	0.00000%	0.00	0.0000000	0.00	0.0000000	0.00

21	Totals		921,030.88	0.8221435	37,690,491.55	33.6438136	0.00

		Initial Balance	Beginning Balance				Ending Balance
22	Exchange Note Balance	1,155,610,194.00	1,131,721,882.56				1,104,172,395.06

	Reference Pool Balance Data		Initial	Current
23	Discount Rate		6.50%	6.50%
24	Aggregate Securitization Value		1,284,011,326.72	1,226,858,216.73
25	Aggregate Base Residual Value (Not Discounted)		849,070,394.63	831,746,994.39

			Units	Securitization Value
26	Securitization Value - Beginning of Period		70,484	1,257,468,758.40
27	Depreciation/Payments			(17,139,640.46)
28	Gross Credit Losses		(48)	(839,998.55)
29	Scheduled & Early Terminations		(790)	(12,630,902.66)
30	Payoff Units & Lease Reversals		—	—
31	Repurchased Leases		0	0.00

32	Securitization Value - End of Period		69,646	1,226,858,216.73

World Omni Automobile Lease Securitization Trust 2009-A						PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2009

C.	SERVICING FEE

33	Servicing Fee Due				1,047,890.63

34	Unpaid Servicing Fees - Prior Collection Periods				0.00

35	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(22,118.81)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
36	Required Reserve Account Balance (1.50% of Initial Securitization Value)				19,260,169.90
37	Beginning Reserve Account Balance				19,260,169.90
38	Ending Reserve Account Balance				19,260,169.90

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
39	Total Active Units (Excluding Inventory)	68,718	99.10%	1,210,793,100.33
40	31 -60 Days Delinquent	526	0.76%	9,711,630.11
41	61 -90 Days Delinquent	93	0.13%	1,686,454.26
42	91+ Days Delinquent	7	0.01%	127,885.93

43	Total	69,344	100.00%	1,222,319,070.63

44	Current Period Net Residual Losses/(Gains)				(377,554.87)

45	Current Period Net Credit Losses/(Gains)				145,727.89

World Omni Automobile Lease Securitization Trust 2009-A			PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2009

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

46	Collected Amounts	39,977,939.55

47	Investment Earnings on Collection Account	4,342.98

48	Total Collected Amounts, prior to Servicer Advances	39,982,282.53

49	Servicer Advance	0.00

50	Total Collected Amounts - Available for Distribution	39,982,282.53

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

51	Servicing Fee	1,047,890.63
52	Interest on the Exchange Note - to the Trust Collection Account	1,971,082.28
53	Principal on the Exchange Note - to the Trust Collection Account	27,549,487.50
54	Trust Collection Account Shortfall Amount - to the Trust Collection Account	1,318,365.57
55	Remaining Funds Payable to Trust Collection Account	8,095,456.55

56	Total Distributions	39,982,282.53

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

57	Available Funds	38,934,391.90

58	Investment Earnings on Reserve Account	1,248.57

59	Reserve Account Draw Amount	0.00

60	Total Available Funds - Available for Distribution	38,935,640.47

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

61	Administration Fee	52,394.53
62	Class A Noteholders's Interest Distributable Amount	921,030.88
63	Noteholders' First Priority Principal Distributable Amount	0.00
64	Class B Noteholders's Interest Distributable Amount	0.00
65	Noteholders' Second Priority Principal Distributable Amount	0.00
66	Amount to Reinstate Reserve Account to Required Reserve Account Balance	—
67	Noteholders' Regular Principal Distributable Amount	37,690,491.55
68	Remaining Funds Payable to Certificateholder	271,723.51

69	Total Distributions	38,935,640.47